ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.3%
Communication Services	10.0%
Alphabet, Inc. - Class C(a)		439	$1,100,274
Comcast Corp. - Class A		9,605	547,677
Electronic Arts, Inc.		3,807	547,561
Walt Disney (The) Co.(a)		1,310	230,259
			2,425,771
Consumer Discretionary	15.6%
Amazon.com, Inc.(a)		473	1,627,195
Booking Holdings, Inc.(a)		213	466,063
Dollar General Corp.		3,333	721,228
Home Depot (The), Inc.		946	301,670
NIKE, Inc. - Class B		2,632	406,618
Ross Stores, Inc.		2,316	287,184
			3,809,958
Consumer Staples	13.6%
Casey's General Stores, Inc.		2,744	534,092
Coca-Cola (The) Co.		16,336	883,941
Constellation Brands, Inc. - Class A		2,039	476,902
Hershey (The) Co.		1,473	256,567
Mondelez International, Inc. - Class A		12,592	786,244
PepsiCo, Inc.		2,450	363,017
			3,300,763
Financials	9.7%
Berkshire Hathaway, Inc. - Class B(a)		3,323	923,528
CME Group, Inc.		4,444	945,150
Progressive (The) Corp.		4,923	483,488
			2,352,166
Health Care	15.9%
Abbott Laboratories		5,555	643,991
Becton Dickinson and Co.		2,618	636,671
Boston Scientific Corp.(a)		13,989	598,170
Humana, Inc.		858	379,854
Intuitive Surgical, Inc.(a)		268	246,463
Johnson & Johnson		2,474	407,567
UnitedHealth Group, Inc.		2,415	967,063
			3,879,779
Industrials	5.9%
Copart, Inc.(a)		2,064	272,097
Graco, Inc.		1,458	110,371
Northrop Grumman Corp.		810	294,378
Otis Worldwide Corp.		5,216	426,512
Ritchie Bros. Auctioneers, Inc.		5,792	343,350
			1,446,708

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	28.7%
Adobe, Inc.(a)		1,073	$628,392
Keysight Technologies, Inc.(a)		4,433	684,499
Mastercard, Inc. - Class A		2,810	1,025,903
Microsoft Corp.		6,063	1,642,467
PayPal Holdings, Inc.(a)		1,921	559,933
ServiceNow, Inc.(a)		1,027	564,388
Synopsys, Inc.(a)		972	268,068
Teradyne, Inc.		4,159	557,140
Visa, Inc. - Class A		4,477	1,046,812
			6,977,602
Materials	0.9%
Sherwin-Williams (The) Co.		843	229,675
TOTAL COMMON STOCKS (Cost $17,179,322)			24,422,422
SHORT-TERM INVESTMENTS	0.4%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.03%(b)		97,221	97,221
TOTAL SHORT-TERM INVESTMENTS (Cost $97,221)			97,221
TOTAL INVESTMENTS (Cost $17,276,543)	100.7%		24,519,643
NET OTHER ASSETS (LIABILITIES)	(0.7%)		(178,059)
NET ASSETS	100.0%		$24,341,584

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2021 is disclosed.
At June 30, 2021, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	98.9%
All other countries less than 2%	1.4
Total	100.3%
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